ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Aug. 30, 2011	Sep. 30, 2013 item	Dec. 31, 2008	May 17, 2012 item	Sep. 02, 2011	Sep. 01, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of Company's properties contain proven and probable reserves		0
Sold equity ownership interest in Capital Hoedown (as a percent)					66.70%	66.67%
Sold equity ownership in Capital Hoedown, value					$ 500,000	$ 500,000
Acquisition of Relief Canyon, paid in cash	12,000,000		550,000
Acquisition of Relief Canyon, convertible notes issued	$ 8,000,000
Number of gold exploration properties				2